Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2026
Risks [Abstract]
Schedule of Concentrations of Risk

The following table sets forth information as to each customer that accounted for top 5 of the Company’s revenues as of March 31, 2026, 2025, and 2024.

	For the years ended
	March 31, 2026		March 31, 2025		March 31, 2024
Customers	Amount $	%	Amount $	%	Amount $	%
A	384,429	16.8%	—	—	—	—
B	302,718	13.2%	61,765	1.9%	—	—
C	244,501	10.7%	—	—	—	—
D	226,582	9.9%	—	—	—	—
E	225,013	9.8%	—	—	—	—
F	138,615	6.1%	258,869	7.9%	—	—
G	—	—	1,073,816	32.9%	709,361	16.2%
H	205	—	320,800	9.8%	—	—
I	—	—	216,347	6.6%	301,208	6.9%
J	66,658	2.9%	191,723	5.9%	—	—
K	—	—	—	—	582,828	13.3%
L	—	—	—	—	473,441	10.8%
M	—	—	—	—	448,139	10.2%

The following table sets forth information as to each customer that accounted for top 5 of the Company’s accounts receivable as of March 31, 2026 and 2025:

	As of
	March 31, 2026		March 31, 2025
Customers	Amount $	%	Amount $	%
A	126,177	34.5%	—	—
C	119,717	32.8%	—	—
B	100,953	27.6%	—	—
N	7,577	2.1%	—	—
O	2,893	0.8%	129,622	15.4%
I	—	—	186,533	22.2%
P	—	—	152,735	18.2%
Q	—	—	114,723	13.6%
F	—	—	108,656	12.9%

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s purchase as of March 31, 2026, 2025, and 2024:

	For the years ended
	March 31, 2026		March 31, 2025		March 31, 2024
Suppliers	Amount $	%	Amount $	%	Amount $	%
I	275,507	16.8%	—	—	—	—
II	123,993	7.5%	116,123	5.4%	240,744	10.0%
III	97,193	5.9%	167,598	7.9%	—	—
IV	96,671	5.9%	18,735	0.9%	—	—
V	58,821	3.6%	—	—	194,926	8.1%
VI	32,415	2.0%	388,809	18.2%	—	—
VII	—	—	111,761	5.2%	—	—
VIII	—	—	98,219	4.6%	—	—
IX	25,699	1.6%	—	—	150,673	6.2%
X	—	—	—	—	129,145	5.4%
XI	—	—	—	—	125,484	5.2%

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s accounts payables as of March 31, 2026 and 2025:

	As of
	March 31, 2026		March 31, 2025
Suppliers	%	Amount $	%	Amount $
II	128,934	25.8%	53,890	15.6%
XII	42,349	8.5%	—	—
XIII	41,599	8.3%	—	—
XIV	38,655	7.7%	—	—
IV	36,671	7.3%
III	23,061	4.6%	49,930	14.4%
XV	—	—	34,189	9.9%
XVI	—	—	26,039	7.5%
XVII	8,482	1.7%	23,030	6.7%